Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity

8. Shareholders’ Equity

January 2017 Reverse Stock Split

On January 25, 2017, the Company executed a reverse stock split of all outstanding shares of the Company’s Class A common stock at a ratio of one-for-thirty, whereby thirty shares of Class A common stock were combined into one share of Class A common stock. The reverse split was previously authorized by a vote of the Company’s shareholders on January 23, 2017. The Company did not decrease its authorized shares of capital stock in connection with the reverse stock split. Share amounts are presented to reflect the reverse split for all periods.

February 2017 Offerings

On February 6, 2017, the Company closed a $11.5 million offering and sale of (a) units, “February 6 Primary Units,” each consisting of one share of the Company’s Class A common stock, and a Series K warrant to purchase one share of Class A common stock, and (b) units, “February 6 Alternative Units,” each consisting of a prepaid Series L warrant to purchase one share of Common Stock, and a Series K warrant pursuant to the Securities Purchase Agreement, dated as of February 1, 2017, by and among the Company and several institutional investors, and to public retail investors. As a result, the Company issued 2,096,920 February 6 Primary Units, 1,613,080 February 6 Alternative Units, 2,096,920 shares of Class A common stock, Series K warrants to purchase 3,710,000 shares of Class A common stock, and Series L warrants to purchase 1,613,080 shares of Class A common stock. The purchase price for a February 6 Primary Unit was $3.10 and the purchase price for a February 6 Alternative Unit was $3.09. The Company received net proceeds of approximately $10.5 million at the closing, after deducting commissions to the placement agents and estimated offering expenses payable by the Company associated with the offering.

On February 9, 2017, the Company closed a $6 million offering and sale of (a) units, “February 9 Primary Units,” each consisting of one share of the Company’s Class A common stock, and a Series M warrant to purchase 75% of one share of Class A common stock, and (b) units, “February 9 Alternative Units,” each consisting of a prepaid Series N warrant to purchase one share of Class A common stock, and a Series M warrant, pursuant to the Securities Purchase Agreement, dated as of February 7, 2017, by and among the Company and several institutional and accredited investors. As a result, the Company issued 1,650,000 February 9 Primary Units, 750,000 February 9 Alternative Units, 1,650,000 shares of Common Stock as part of the February 9 Primary Units, Series M warrants to purchase 1,800,000 shares of Class A common stock, and Series N warrants to purchase 750,000 shares of Class A common stock. The purchase price for a February 9 Primary Unit was $2.50 and the purchase price for a February 9 Alternative Unit was $2.49. The Company received net proceeds of approximately $5.5 million at the closing, after deducting commissions to the placement agents and estimated offering expenses payable by the Company associated with the offering.

January 2018 Offering

On January 4, 2018, the Company closed a $1.8 million offering and sale of (a) 800,000 shares of Class A common stock, (b) a prepaid Series P Warrant to purchase 800,000 shares of Class A common stock, and (c) a Series O Warrant to purchase 1,600,000 shares of Class A common stock, pursuant to the Securities Purchase Agreement, dated as of January 2, 2018, by and between the Company and one unaffiliated institutional and accredited investor. The purchase price was $1.15 per share of Class A common. The Company received net proceeds of approximately $1.5 million at the closing, after deducting commissions to the placement agents and estimated offering expenses associated with the offering.

2018 Convertible Note Offering

On March 30, 2018, the Company entered into a Securities Purchases Agreement with two unaffiliated institutional and accredited investors for a private placement (the "2018 Notes Offering", see Note 9) of up to $10.75 million in principal amount and $10 million funding amount (reflecting $750,000 of original issue discount) of the 2018 Notes, and Series Q Warrants to purchase 9,270,457 shares of Class A Common Stock. As of December 31, 2018, a total of 73 million shares of Class A common stock had been issued upon conversion of the 2018 Notes, and 8.7 million shares of Class A common stock had been issued upon exercise of the Series Q warrants in exchange for gross proceeds of $8.7 million, before placement agent fees and other expenses.

Option Exercises, 2018 Convertible Note Conversions and Warrant Exercises

During the twelve months ended December 31, 2018, the Company issued stock options as discussed in Note 11. Share-Based Compensation. During the twelve months ended December 31, 2018, the Company issued 800,000 shares of its Class A common stock upon exercise of Series P warrants and 81,507,793 shares upon conversion of the 2018 Notes and exercise of Series Q warrants.

At December 31, 2018, RGS had the following shares of Class A common stock reserved for future issuance:

Stock options and grants outstanding under incentive plans	1,206,645
Common stock warrants outstanding	8,714,871
2018 Notes outstanding - derivative liability	1,726,423
Total shares reserved for future issuance	11,647,939

The table below summarizes the Company’s warrant activity:

Issuances
Warrants outstanding at December 31, 2016	682,693
Issuances	8,178,580
Exercised	(3,007,412)
Warrants outstanding at December 31, 2017	5,853,861
Issuances	12,385,143
Expired	(42,465)
Exercised	(9,481,668)
Warrants outstanding at December 31, 2018	8,714,871